PROPERTY, SOFTWARE AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, SOFTWARE AND EQUIPMENT
Property, software and equipment are presented net of accumulated depreciation and amortization and summarized as follows:

	December 31,	June 30,
(in thousands)	2020	2021
Computer equipment	$9,203	$17,459
Furniture and fixtures	8,024	14,764
Tenant improvements	18,945	38,426
Internally developed software	16,992	18,943
Construction in progress	9,756	7,266
Total	62,920	96,858
Less: accumulated depreciation and amortization	(17,086)	(25,780)
Property, software and equipment, net	$45,834	$71,078
Depreciation and amortization is recorded on a straight-line basis over the useful life of the asset, which is as follows:

Property, Software, and Equipment	Useful Life
Computer equipment	3 years
Furniture and fixtures	7 years
Tenant improvements	Shorter of estimated useful life or lease term
Internally developed software	3 years
Property, software and equipment are recorded net of accumulated depreciation and summarized by as follows:

	December 31,
(in thousands)	2019	2020
Computer equipment	$4,980	$9,203
Furniture and fixtures	3,761	8,024
Tenant improvements	9,522	18,945
Internally developed software	12,029	16,992
Construction in progress	2,957	9,756
Total	33,249	62,920
Less: accumulated depreciation and amortization	(7,948)	(17,086)
Property, software and equipment, net	$25,301	$45,834